3. Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

At December 31, 2017 and 2016, property and equipment consisted of the following:

	December 31, 2017	December 31, 2016
Computers	$1,029	$1,029
Furniture and fixture	8,850	8,850
Total cost	9,879	9,879
Less accumulated depreciation	(3,543)	(1,362)
Property and equipment, net	$6,336	$8,517

Depreciation expense for the twelve months period ended December 31, 2017 and 2016 amounted to $2,181 and $1,130, respectively.